CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance	¥ 6,473	$ 992	¥ 7,147
Reserve for prepayments and other current assets	12,528	1,920	9,013
Prepayments and other current assets, due from related party	1,845	283	3,833
Reserve for deposits of non-current assets	8,500	$ 1,303	93,260
Short-term bank and other borrowings, loan from related party | ¥	3,191		0
Long-term bank and other borrowings, current portion, loan from related party | ¥	82,606		10,120
Long-term bank and other borrowings, non-current portion, loan from related party | ¥	¥ 102,757		¥ 0
Treasury stock, shares	12,101,847	12,101,847	12,111,537
Common Class A [Member]
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,454,047
Common Class B [Member]
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948